Current and non-current employee entitlements	12 Months Ended
Jun. 30, 2025
Current And Non-current Employee Entitlements
Current and non-current employee entitlements

13. Current and non-current employee entitlements

	2025	2024

Current employee entitlement	482,809	454,342
Non-current employee entitlements	64,924	55,622
	547,733	509,964

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023